Financial Risk Management - Summary of Gearing Ratios (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [abstract]
Total borrowings	₩ 6,860,539	₩ 8,301,505
Less: cash and cash equivalents	(1,928,182)	(2,900,311)	₩ (2,559,464)	₩ (1,888,663)
Net debt	4,932,357	5,401,194
Total equity	13,049,130	12,782,718	₩ 12,156,131	₩ 11,787,557
Total capital	₩ 17,981,487	₩ 18,183,912
Gearing ratio	27.00%	30.00%